PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 176,506,418	$ 133,035,651
Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	103,369	97,390
Total investments	$ 3,247,846	$ 2,681,153
Investment purchases cost	520,375
Investment sales price	$ 329,979